Capitalized Commission Assets (Details) - Schedule of capitalized commission assets - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Capitalized Commission Assets (Details) - Schedule of capitalized commission assets [Line Items]
Cost	R 346,861	R 245,718
Accumulated amortization	(145,786)	(101,169)
Carrying value	201,075	144,549
Capitalized sales commissions [Member]
Capitalized Commission Assets (Details) - Schedule of capitalized commission assets [Line Items]
Cost	346,861	245,718
Accumulated amortization	(145,786)	(101,169)
Carrying value	R 201,075	R 144,549